CREDIT RISK AND CONCENTRATION	12 Months Ended
Dec. 31, 2013
CREDIT RISK AND CONCENTRATION
CREDIT RISK AND CONCENTRATION

NOTE 19—CREDIT RISK AND CONCENTRATION

Financial Risks:

        Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash, cash equivalents, short-term investments and accounts and notes receivable. The Company places its temporary cash and short-term investments with several financial institutions. Approximately $51.3 million and $94.5 million of the Company's cash and cash equivalents and short-term investments were on deposit in accounts outside the U.S. at December 31, 2013 and 2012, respectively, of which approximately $11.5 million and $49.3 million were held by subsidiaries in China. The decrease in cash held outside of the U.S. was primarily a result of operating losses at certain subsidiaries as well as the retrenching of investments from non-US subsidiary Baide Wei Information Technology (Shanghai) Co., Ltd. to the US entity.

        The Company's exposure to market risk for changes in interest rates relates primarily to its investment portfolio. The fair value of its investment portfolio would not be significantly affected by either a 10% increase or decrease in interest rates due mainly to the short term nature of most of its investment portfolio with the exception of the available-for-sale securities. The investment classified as available-for-sales securities is reported at fair value. It will be measured subsequently at fair value in the statement of financial position with unrealized gains and losses will be recorded in accumulated other comprehensive income/(loss) in shareholders' equity. Any negative events or deterioration in financial well-being with respect to the counterparties of the long-term investments and the underlying collateral may cause material losses to the Company and have a material effect on the Company's financial condition and results of operations. In addition, the Company's interest income can be sensitive to changes in the general level of U.S. and China interest rates since the majority of its funds are invested in instruments with maturities of less than one year. In a declining interest rate environment, as short term investments mature, reinvestment occurs at less favorable market rates. Given the short term nature of certain investments, declining interest rates will negatively impact the Company's investment income.

        The Company maintains an investment portfolio of various holdings, types and maturities. The Company does not use derivative financial instruments. The Company places its cash investments in instruments that meet high credit quality standards, as specified in its investment policy guidelines. The Company's policy is to limit the risk of principal loss and to ensure the safety of invested funds by generally attempting to limit market risk.

        The Company's available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders' equity. Any negative events or deterioration in financial well-being with respect to the counterparties of these investments may cause material losses to the Company and have a material effect on the Company's financial condition and results of operations.

Concentration of Credit Risk and Major Customers:

        At December 31, 2013, the Company's accounts receivable balance included amounts due from affiliates of Softbank (a related party—see below) representing approximately 82% of the Company's total accounts receivables, net of allowances for doubtful accounts. At December 31, 2012, the Company's accounts receivable balance included amounts due from affiliates of Softbank representing approximately 80% of the Company's total accounts receivables, net of allowances for doubtful accounts. The following customers accounted for 10% or more of the Company's net revenues:

	For the years ended December 31,
	2013	2012	2011
Affiliates of Softbank	55%	49%	29%

        Upon the disposal of IPTV, we anticipate the percentage of revenues to total net revenues related to the Affiliates of Softbank may increase in future periods.

        Approximately 1%, 42%, and 45% of the Company's net sales during 2013, 2012, and 2011, respectively, were to entities affiliated with the government of China. Accounts receivable balances from these China government affiliated entities or state owned enterprises were $6.3 million and $6.3 million, respectively, as of December 31, 2013 and 2012. The Company extends credit to its customers in China generally without requiring collateral. In global sales outside of China, the Company may require letters of credit from its customers. The Company monitors its exposure for credit losses and maintains allowances for doubtful accounts.

Country Risks:

        Approximately 4%, 21%, and 49% of the Company's sales for the year ended December 31, 2013, 2012, and 2011, respectively, were made in China. Accordingly, the political, economic and legal environment, as well as the general state of China's economy may influence the Company's business, financial condition and results of operations. The Company's operations in China are subject to special considerations and significant risks not typically associated with companies in the United States. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company's results may be adversely affected by, among other things, changes in the political, economic and social conditions in China, and by changes in governmental policies with respect to laws and regulations, changes in China's telecommunications industry and regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.

        In addition, the major customers of the Company are Japan-based customers. Therefore, our results of operations may be adversely affected by the political and business relationship between China and Japan as well as other events affecting Japan in general. From time to time there have been tensions and conflicts between China and Japan. Adverse changes in political and economic policies, geopolitical uncertainties, and international conflicts between China and Japan may lead to reduce in our sales. Any future conflicts between China and Japan may have an adverse impact on the political and business relationship of the two countries. Furthermore, events affecting Japan in general, such as natural disasters, Japanese Yen devaluation may also have a negative impact on our business, financial condition and results of operations.